FAIR VALUE MEASUREMENTS - Financial Assets and Liabilities not Carried at Fair Value (Details) - Level 2 - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Carrying Value
Assets
Long-term receivables	$ 232	$ 229
Liabilities
Long-term debt and related current maturities	18,358	16,853
Fair Value
Assets
Long-term receivables	173	183
Liabilities
Long-term debt and related current maturities	$ 17,706	$ 15,856